Other receivables - Schedule of other receivables (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Other Receivables Abstract
Sales tax recoverable	$ 78,138	$ 367,480
Interest receivable	162	156
Other receivables	0	7,042
Trade and other receivables	$ 78,300	$ 374,678